Critical accounting estimates and judgments - Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Critical accounting estimates and judgments
Percentage of reasonably possible increase in volatility assumption	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in volatility assumption	(10.00%)	(10.00%)	(10.00%)
Risk free interest rate assumption, high amount	0.50%	0.50%	0.50%
Risk free interest rate assumption, low amount	0.00%	0.00%	0.00%
Expense from share-based transactions, if calculated on higher reasonably possible assumptions	SFr 955,414	SFr 888,845	SFr 1,239,680
Expense from share-based transactions, if calculated on lower reasonably possible assumptions	1,342,764	1,390,306	2,023,158
Expense from share-based payment transactions	SFr 1,178,344	SFr 1,176,413	SFr 1,685,965